UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HLM MANAGEMENT CO., INC.
Address: 222 Berkeley Street
         Boston, MA  02116



13F File Number : 028-04776


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    A. R. Haberkorn
Title:   Clerk
Phone:   617-266-0030

Signature, Place and Date of Signing:

/s/ A. R. Haberkorn Boston, MA  02/06/01
    ------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       48

Form 13F Information Table Value Total:   684701

List of Other Included Managers:

No.  13F File Number     Name





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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800 Contacts, Inc.           COMMON           681977104    15374   537100 SH       SOLE                   537100        0        0
Accredo Health, Inc.           COMMON           00437V104    31121   620100 SH       SOLE                   620100        0        0
Actrade Financial              COMMON           00507P102     6652   301500 SH       SOLE                   301500        0        0
Advance PCS                    COMMON           00790K109    20871   458700 SH       SOLE                   458700        0        0
Advantage Learning             COMMON           00757K100    24741   735800 SH       SOLE                   735800        0        0
AmeriPath, Inc.                COMMON           03071D109     7865   314600 SH       SOLE                   314600        0        0
Amsurg Class A                 COMMON           03232p108    19220   788500 SH       SOLE                   788500        0        0
Amsurg Class B                 COMMON           03232p207     3482   171400 SH       SOLE                   171400        0        0
Anaren Microwave               COMMON           032744104     8157   121400 SH       SOLE                   121400        0        0
Avocent Corporation            COMMON           053893103     5397   199900 SH       SOLE                   199900        0        0
Boston Private Financial Hol   COMMON           101119105     1918    96500 SH       SOLE                    96500        0        0
California Pizza Kitchen       COMMON           13054D109    14232   503800 SH       SOLE                   503800        0        0
Corixa Corporation             COMMON           21887F100     7677   275400 SH       SOLE                   275400        0        0
Coventry Health Care, Inc.     COMMON           222862104     1333    49939 SH       SOLE                    49939        0        0
Cubist Pharmaceuticals         COMMON           229678107     8271   285200 SH       SOLE                   285200        0        0
Dianon Systems, Inc.           COMMON           252826102    20222   460900 SH       SOLE                   460900        0        0
Edison Schools, Inc.           COMMON           281033100    24384   774100 SH       SOLE                   774100        0        0
Evergreen Resources            COMMON           299900308    25462   659200 SH       SOLE                   659200        0        0
First Horizon Pharmaceutical   COMMON           32051K106    11673   379600 SH       SOLE                   379600        0        0
Genencor International         COMMON           368709101     9423   523500 SH       SOLE                   523500        0        0
Global Industries              COMMON           379336100     6807   497300 SH       SOLE                   497300        0        0
Grey Wolf Corporation          COMMON           397888108     7089  1206700 SH       SOLE                  1206700        0        0
Healtheon/WebMD                COMMON           422209106        4      454 SH       SOLE                      454        0        0
Horizon Offshore, Inc.         COMMON           44043J105    10082   510500 SH       SOLE                   510500        0        0
InterCept Group, Inc.          COMMON           45845L107    14833   555800 SH       SOLE                   555800        0        0
Intermune Pharmaceuticals, I   COMMON           45885B100     8349   187100 SH       SOLE                   187100        0        0
Intranet Solutions             COMMON           460939309    23246   455800 SH       SOLE                   455800        0        0
Learning Tree Int'l.           COMMON           522015106    23171   468100 SH       SOLE                   468100        0        0
LifePoint Hospitals            COMMON           53219L109    26997   538600 SH       SOLE                   538600        0        0
Manor Care Inc.                COMMON           564055101     1743    84500 SH       SOLE                    84500        0        0
Maverick Tube                  COMMON           577914104    22372   988800 SH       SOLE                   988800        0        0
Microsemi Corp.                COMMON           595137100    16582   596200 SH       SOLE                   596200        0        0
Netegrity, Inc.                COMMON           64110P107    19284   354650 SH       SOLE                   354650        0        0
Opnet Technologies             COMMON           683757108     6536   433900 SH       SOLE                   433900        0        0
Orthodontic Centers of Ameri   COMMON           68750P103      759    24300 SH       SOLE                    24300        0        0
Praecis Pharmaceuticals        COMMON           739421105     7959   272100 SH       SOLE                   272100        0        0
Prima Energy                   COMMON           741901201    18473   527800 SH       SOLE                   527800        0        0
Priority Healthcare            COMMON           74264T102    26516   649700 SH       SOLE                   649700        0        0
Province Healthcare            COMMON           743977100    18120   460200 SH       SOLE                   460200        0        0
Quanta Services, Inc.          COMMON           74762E102    21657   672850 SH       SOLE                   672850        0        0
Rehabcare Group                COMMON           759148109    33743   656800 SH       SOLE                   656800        0        0
SERENA Software, Inc.          COMMON           817492101    15787   461150 SH       SOLE                   461150        0        0
Specialty Labs                 COMMON           84749R100      775    23400 SH       SOLE                    23400        0        0
Stanford Microdevices          COMMON           854399102    18432   512000 SH       SOLE                   512000        0        0
Tom Brown                      COMMON           115660201    23213   706100 SH       SOLE                   706100        0        0
TriZetto Group, Inc.           COMMON           896882107    12594   754700 SH       SOLE                   754700        0        0
Waste Connections Inc.         COMMON           941053100    32104   971000 SH       SOLE                   971000        0        0
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